Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	125,000,000	56,593,539
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.001		$ 0.001
Common stock, shares issued		42,105,076		42,404,286
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0		0
Shares issued in exchange for cancellation of issued and outstanding series D convertible preferred stock	4,901,564
Common stock voting rights	one
Dividends, Common Stock	$ 0
Amended And Restated Certificate Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	125,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares issued	21,725,817
Common stock, shares outstanding	21,725,817
Preferred stock, shares authorized	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0